Interest Rate Swaps (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Interest Rate Swaps [Abstract]
Derivative asset, notional amount	$ 13,196	$ 13,843
Derivative asset, fair value	1,340	599
Derivative liability, fair value	1,340	599
Collateral deposits	$ 0	$ 600